Asset Retirement Obligation - Narrative (Details) - Asset retirement obligation [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Provisions	$ 13,612	$ 12,113
Undiscounted balance of asset retirement obligation	$ 18,900	$ 18,300
Per annum inflation rate used to determine the cash flow estimate	2.00%	2.00%
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Discount rate used in the assessment of the time value of money	1.68%	1.86%
Top of range [member]
Disclosure of contingent liabilities [line items]
Discount rate used in the assessment of the time value of money	1.76%	2.18%